Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenue	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Taxes and surcharges	(9,788,593)	(13,309,688)	(13,062,710)
Net sales	72,654,563	75,888,804	61,560,865
Cost of sales	(76,265,940)	(74,298,048)	(61,901,114)
Gross (loss)/profit	(3,611,377)	1,590,756	(340,249)
Selling and administrative expenses	(288,701)	(368,243)	(486,323)
Reversal/(provision) of impairment losses on financial assets	(5,366)	(1,355)	120,916
Other operating income	110,641	125,305	148,676
Other operating expenses	(25,775)	(44,712)	(24,686)
Other gains/(losses) - net	(22,788)	130,481	115,430
(Loss) / profit from operations	(3,843,366)	1,432,232	(466,236)
Finance income	541,830	508,755	431,228
Finance expenses	(98,502)	(94,186)	(98,954)
Finance income – net	443,328	414,569	332,274
Share of net profits/(losses) of associates and joint ventures accounted for using the equity method	(173,616)	874,285	724,740
Profit/(loss) before taxation	(3,573,654)	2,721,086	590,778
Income tax benefits/(expenses)	731,354	(644,480)	65,620
Profit/(loss) for the year	(2,842,300)	2,076,606	656,398
Profit/(loss) attributable to:
Equity shareholders of the Company	(2,846,156)	2,073,431	645,072
Non-controlling interests	3,856	3,175	11,326
Profit/(loss) for the year	¥ (2,842,300)	¥ 2,076,606	¥ 656,398
Earnings/(losses) per share attributable to equity shareholders of the Company for the year (expressed in RMB per share)
Basic earnings/(losses) per share	¥ (0.263)	¥ 0.192	¥ 0.06
Diluted earnings/(losses) per share	¥ (0.263)	¥ 0.192	¥ 0.06
Profit/(loss) for the year	¥ (2,842,300)	¥ 2,076,606	¥ 656,398
Other comprehensive income
Share of other comprehensive income of associates accounted for using the equity method	(23,771)	16,639	(11,512)
Cash flow hedges: net movement in hedging reserve	201,519	125,159	0
Other comprehensive income for the year, net of tax	177,748	141,798	(11,512)
Total comprehensive income for the year	(2,664,552)	2,218,404	644,886
Attributable to:
Equity shareholders of the Company	(2,668,408)	2,215,229	633,560
Non-controlling interests	3,856	3,175	11,326
Total comprehensive income for the year	¥ (2,664,552)	¥ 2,218,404	¥ 644,886